Equity method investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2016	Jul. 31, 2016	May 31, 2006	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Invested amount	¥ 10,000	¥ 9,000	¥ 250
Equity interests percentage	20.00%	15.00%	30.00%
Additional investment							¥ 3,750
Recognized (loss)/gain on equity method investments				¥ (1,532)	¥ 2,658	¥ 1,668